Earnings Per Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share
(11) Earnings Per Share

The Company computes earnings per share in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 260, Earnings Per Share (“ASC 260”). TrustCo adopted FASB Staff Position on Emerging Issues Task Force 03-6-1, Determining Whether Instruments Granted in Share-Based Payment Transactions Are Participating Securities, as codified in FASB ASC 260-10 (“ASC 260-10”), which clarified that unvested share-based payment awards that contain nonforfeitable rights to receive dividends or divided equivalents (whether paid or unpaid) are participating securities, and thus, should be included in the two-class method of computing earnings per share (“EPS”). Participating securities under this statement include the unvested employees’ and directors’ restricted stock awards with time-based vesting, which receive nonforfeitable dividend payments.

A reconciliation of the component parts of earnings per share for 2014, 2013 and 2012 follows:

(dollars in thousands, except per share data)
	2014	2013	2012
For the years ended December 31:
Net income	$44,193	39,812	37,534
Less: Net income allocated to participating securities	43	45	43
Net income allocated to common shareholders	$44,150	39,767	37,491
Basic EPS:
Distributed earnings allocated to common stock	$24,866	24,745	24,607
Undistributed earnings allocated to common stock	19,284	15,022	12,884
Net income allocated to common shareholders	$44,150	39,767	37,491
Weighted average common shares outstanding including participating securities	94,721	94,266	93,739
Less: Participating securities	93	106	106
Weighted average common shares	94,628	94,160	93,633
Basic EPS	$0.467	0.422	0.400

Diluted EPS:
Net income allocated to common shareholders	$44,150	39,767	37,491
Weighted average common shares for basic EPS	94,628	94,160	93,633
Effect of Dilutive Securities:
Stock Options	125	46	4
Weighted average common shares including potential dilutive shares	94,753	94,206	93,637

Diluted EPS	$0.466	0.422	0.400

As of December 31, 2014, 2013 and 2012, the weighted average number of antidilutive stock options excluded from diluted earnings per share was approximately 2.3 million, 2.5 million, and 2.9 million, respectively. The stock options are antidilutive because the strike price is greater than the average fair value of the Company’s common stock for the periods presented.